UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (45.4%)
		Consumer Discretionary (7.7%)
2,733,000		American Axle & Manufacturing, Inc.µ 7.750%, 11/15/19	$2,934,559
		DISH Network Corp.
8,253,000		5.875%, 07/15/22*	8,541,855
7,335,000		7.125%, 02/01/16	8,132,681
5,718,000		Gap, Inc.µ 5.950%, 04/12/21	6,054,910
		Goodyear Tire & Rubber Company
9,022,000		8.250%, 08/15/20	9,879,090
4,372,000		7.000%, 05/15/22µ	4,486,765
		Icahn Enterprises, LP
8,136,000		8.000%, 01/15/18	8,685,180
2,429,000		8.000%, 01/15/18*	2,592,958
9,759,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	8,624,516
		Jaguar Land Rover, PLC*
9,715,000		8.125%, 05/15/21	10,370,762
2,186,000		7.750%, 05/15/18	2,339,020
6,995,000		Jarden Corp.µ 7.500%, 05/01/17	7,939,325
4,858,000		Liberty Media Corp.µ 8.250%, 02/01/30	5,052,320
2,920,000		Limited Brands, Inc.µ 5.625%, 02/15/22	3,073,300
		Meritage Homes Corp.
4,226,000		7.000%, 04/01/22*	4,416,170
2,429,000		7.150%, 04/15/20	2,574,740
4,746,000		MGM Resorts Internationalµ 7.500%, 06/01/16	4,929,908
12,630,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	12,866,812
1,525,000		Sally Holdings, LLCµ 5.750%, 06/01/22	1,637,469
3,886,000		Service Corp. International 7.000%, 05/15/19	4,245,455
1,943,000		Toll Brothers Finance Corp. 5.875%, 02/15/22	2,078,379
1,700,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	1,895,500

			123,351,674

		Consumer Staples (2.3%)
5,489,000		Darling International, Inc.µ 8.500%, 12/15/18	6,188,848
14,209,000		Post Holdings, Inc.µ* 7.375%, 02/15/22	14,883,927
		Smithfield Foods, Inc.
11,658,000		7.750%, 07/01/17	12,998,670
2,915,000		6.625%, 08/15/22†	3,031,600

			37,103,045

		Energy (11.5%)
24,288,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	4,029,498
4,245,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	4,542,150

PRINCIPAL AMOUNT		VALUE

10,687,000	Berry Petroleum Company 6.375%, 09/15/22	$11,354,938
12,144,000	Calfrac Holdings, LP* 7.500%, 12/01/20	11,658,240
	Calumet Specialty Products, LP
4,858,000	9.375%, 05/01/19µ	5,052,320
3,886,000	9.625%, 08/01/20*	4,119,160
2,720,000	Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	2,958,000
10,687,000	Cimarex Energy Company 5.875%, 05/01/22	11,408,372
3,886,000	Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	3,866,570
	Frontier Oil Corp.
4,352,000	6.875%, 11/15/18	4,634,880
972,000	8.500%, 09/15/16	1,023,030
10,687,000	GulfMark Offshore, Inc.* 6.375%, 03/15/22	10,954,175
7,772,000	Holly Energy Partners, LP* 6.500%, 03/01/20	8,141,170
2,468,000	HollyFrontier Corp.µ 9.875%, 06/15/17	2,745,650
4,663,000	Hornbeck Offshore Services, Inc.µ* 5.875%, 04/01/20	4,686,315
12,630,000	Linn Energy, LLC* 6.250%, 11/01/19	12,519,487
	Oasis Petroleum, Inc.
4,824,000	6.500%, 11/01/21µ	4,884,300
1,457,000	6.875%, 01/15/23	1,478,855
5,829,000	Parker Drilling Company* 9.125%, 04/01/18	6,280,748
2,915,000	Pioneer Drilling Company 9.875%, 03/15/18	3,148,200
	Plains Exploration & Production Company
5,343,000	6.750%, 02/01/22µ	5,743,725
5,343,000	6.125%, 06/15/19	5,556,720
10,687,000	Samson Investment Company* 9.750%, 02/15/20	11,101,121
6,315,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,944,517
	SESI, LLC
4,858,000	6.875%, 06/01/14~	4,859,579
3,886,000	7.125%, 12/15/21*	4,323,175
2,915,000	SM Energy Company 6.500%, 11/15/21	3,031,600
6,315,000	Swift Energy Companyµ 8.875%, 01/15/20	6,788,625
3,245,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,480,263
12,290,000	W&T Offshore, Inc. 8.500%, 06/15/19	12,965,950

		184,281,333

	Financials (3.5%)
4,955,000	AON Corp. 8.205%, 01/01/27	5,862,642
2,303,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	2,450,051
16,166,000	Leucadia National Corp.µ 8.125%, 09/15/15	18,247,372
10,687,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	11,354,938

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

9,715,000	Nuveen Investments, Inc. 10.500%, 11/15/15	$9,909,300
	Omega Healthcare Investors, Inc.
5,907,000	5.875%, 03/15/24*~	6,350,025
1,904,000	7.500%, 02/15/20	2,142,000

		56,316,328

	Health Care (6.0%)
356,000	AMERIGROUP Corp. 7.500%, 11/15/19	419,190
12,849,000	Community Health Systems, Inc. 7.125%, 07/15/20	13,475,389
5,343,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	5,930,730
1,700,000	Fresenius Medµ* 5.875%, 01/31/22	1,821,125
18,459,000	Grifols, SA 8.250%, 02/01/18	20,304,900
7,695,000	Hologic, Inc.*† 6.250%, 08/01/20	8,156,700
	Mylan, Inc.*
4,858,000	7.875%, 07/15/20µ	5,550,265
4,046,000	7.625%, 07/15/17	4,534,049
	Valeant Pharmaceuticals International, Inc.*
9,715,000	7.250%, 07/15/22	10,079,312
8,744,000	7.000%, 10/01/20	9,071,900
1,457,000	6.750%, 10/01/17	1,558,990
14,573,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	15,829,921

		96,732,471

	Industrials (4.6%)
3,032,000	Abengoa, SA* 8.875%, 11/01/17	2,577,200
	Belden, Inc.
1,700,000	7.000%, 03/15/17	1,770,125
607,000	9.250%, 06/15/19	670,735
3,886,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	4,070,585
4,401,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	4,549,534
5,897,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	6,368,760
10,687,000	Rexel, SAµ* 6.125%, 12/15/19	10,967,534
4,858,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	5,295,220
	Terex Corp.
7,772,000	6.500%, 04/01/20	8,063,450
1,943,000	8.000%, 11/15/17	2,054,722
1,355,000	TransDigm Group, Inc. 7.750%, 12/15/18	1,517,600
	Triumph Group, Inc.
6,043,000	8.625%, 07/15/18	6,768,160
1,962,000	8.000%, 11/15/17	2,153,295
11,173,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	11,913,211
4,858,000	WESCO Distribution, Inc. 7.500%, 10/15/17	4,979,450

		73,719,581

PRINCIPAL AMOUNT		VALUE

	Information Technology (3.6%)
	Amkor Technology, Inc.µ
4,372,000	6.625%, 06/01/21	$4,361,070
2,915,000	7.375%, 05/01/18	3,024,313
9,846,000	Audatex North America, Inc.* 6.750%, 06/15/18	10,559,835
	Equinix, Inc.µ
4,372,000	7.000%, 07/15/21	4,880,245
4,080,000	8.125%, 03/01/18	4,539,000
874,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	989,805
14,602,000	iGATE Corp. 9.000%, 05/01/16	15,551,130
2,179,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	2,179,000
	Seagate Technology
3,400,000	6.875%, 05/01/20	3,684,750
972,000	7.000%, 11/01/21	1,060,695
6,801,000	ViaSat, Inc.* 6.875%, 06/15/20	7,056,037

		57,885,880

	Materials (3.0%)
1,622,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	1,944,987
	FMG Resources*
16,516,000	8.250%, 11/01/19	17,465,670
6,801,000	6.875%, 04/01/22	6,809,501
7,772,000	New Gold, Inc.* 7.000%, 04/15/20	8,141,170
5,081,000	Sealed Air Corp.* 8.125%, 09/15/19	5,728,828
	Steel Dynamics, Inc.
5,994,000	7.750%, 04/15/16µ	6,256,237
1,360,000	7.625%, 03/15/20	1,472,200

		47,818,593

	Telecommunication Services (0.9%)
14,116,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	14,639,817

	Utilities (2.3%)
2,817,000	AES Corp.* 7.375%, 07/01/21	3,236,029
15,545,000	AmeriGas Finance Corp. 7.000%, 05/20/22	16,555,425
	Calpine Corp.*
12,630,000	7.875%, 01/15/23	14,429,775
2,652,000	7.500%, 02/15/21µ	2,963,610

		37,184,839

	TOTAL CORPORATE BONDS (Cost $701,508,663)	729,033,561

CONVERTIBLE BONDS (9.5%)
	Consumer Discretionary (2.7%)
15,000,000	Liberty Media Corp. (Time Warner, Inc.)§ 3.125%, 03/30/23	18,731,250
13,164,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	11,633,685

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

11,531,000		Priceline.com, Inc.* 1.000%, 03/15/18	$12,366,997

			42,731,932

		Financials (1.3%)
20,020,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	21,721,700

		Industrials (0.6%)
9,500,000		Trinity Industries, Inc. 3.875%, 06/01/36	9,678,125

		Information Technology (4.3%)
29,848,000		Intel Corp.µ 2.950%, 12/15/35	34,026,720
8,755,000		Lam Research Corp.µ 1.250%, 05/15/18	8,568,956
9,900,000		Linear Technology Corp.µ 3.000%, 05/01/27	10,395,000
15,000,000		Nuance Communications, Inc.µ* 2.750%, 11/01/31	15,843,750

			68,834,426

		Materials (0.6%)
9,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	9,663,750
329,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	356,143

			10,019,893

		TOTAL CONVERTIBLE BONDS (Cost $146,862,243)	152,986,076

U.S. GOVERNMENT AND AGENCY SECURITY (0.9%)
14,573,000		United States Treasury Note~ 1.375%, 02/15/13 (Cost $14,664,441)	14,670,348

SOVEREIGN BONDS (1.7%)
		Federative Republic of Brazil
4,336,100	BRL	10.000%, 01/01/14	21,909,387
972,000	BRL	10.000%, 01/01/13	4,832,854

		TOTAL SOVEREIGN BONDS (Cost $29,292,731)	26,742,241

SYNTHETIC CONVERTIBLE SECURITIES (1.7%)
Corporate Bonds (1.3%)
		Consumer Discretionary (0.2%)
80,000		American Axle & Manufacturing, Inc.µ 7.750%, 11/15/19	85,900
		DISH Network Corp.
242,000		5.875%, 07/15/22*	250,470
215,000		7.125%, 02/01/16	238,381
168,000		Gap, Inc.µ 5.950%, 04/12/21	177,899
		Goodyear Tire & Rubber Company
264,000		8.250%, 08/15/20	289,080
128,000		7.000%, 05/15/22µ	131,360
		Icahn Enterprises, LP
238,000		8.000%, 01/15/18	254,065

PRINCIPAL AMOUNT			VALUE

71,000		8.000%, 01/15/18*	$75,793
286,000		J.C. Penney Company, Inc. 7.125%, 11/15/23	252,753
		Jaguar Land Rover, PLC*
285,000		8.125%, 05/15/21	304,237
64,000		7.750%, 05/15/18	68,480
205,000		Jarden Corp.µ 7.500%, 05/01/17	232,675
142,000		Liberty Media Corp.µ 8.250%, 02/01/30	147,680
86,000		Limited Brands, Inc.µ 5.625%, 02/15/22	90,515
		Meritage Homes Corp.
124,000		7.000%, 04/01/22*	129,580
71,000		7.150%, 04/15/20	75,260
139,000		MGM Resorts Internationalµ 7.500%, 06/01/16	144,386
370,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	376,937
45,000		Sally Holdings, LLCµ 5.750%, 06/01/22	48,319
114,000		Service Corp. International 7.000%, 05/15/19	124,545
57,000		Toll Brothers Finance Corp. 5.875%, 02/15/22	60,971
50,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	55,750

			3,615,036

		Consumer Staples (0.1%)
161,000		Darling International, Inc.µ 8.500%, 12/15/18	181,528
416,000		Post Holdings, Inc.µ* 7.375%, 02/15/22	435,760
		Smithfield Foods, Inc.
342,000		7.750%, 07/01/17	381,330
85,000		6.625%, 08/15/22†	88,400

			1,087,018

		Energy (0.3%)
712,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	118,124
124,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	132,680
313,000		Berry Petroleum Company 6.375%, 09/15/22	332,562
356,000		Calfrac Holdings, LP* 7.500%, 12/01/20	341,760
		Calumet Specialty Products, LP
142,000		9.375%, 05/01/19µ	147,680
114,000		9.625%, 08/01/20*	120,840
80,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	87,000
313,000		Cimarex Energy Company 5.875%, 05/01/22	334,127
114,000		Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	113,430
		Frontier Oil Corp.
128,000		6.875%, 11/15/18	136,320
28,000		8.500%, 09/15/16	29,470
313,000		GulfMark Offshore, Inc.* 6.375%, 03/15/22	320,825
228,000		Holly Energy Partners, LP* 6.500%, 03/01/20	238,830

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

72,000	HollyFrontier Corp.µ 9.875%, 06/15/17	$80,100
137,000	Hornbeck Offshore Services, Inc.µ* 5.875%, 04/01/20	137,685
370,000	Linn Energy, LLC* 6.250%, 11/01/19	366,762
	Oasis Petroleum, Inc.
141,000	6.500%, 11/01/21µ	142,763
43,000	6.875%, 01/15/23	43,645
171,000	Parker Drilling Company* 9.125%, 04/01/18	184,253
85,000	Pioneer Drilling Company 9.875%, 03/15/18	91,800
	Plains Exploration & Production Company
157,000	6.750%, 02/01/22µ	168,775
157,000	6.125%, 06/15/19	163,280
313,000	Samson Investment Company* 9.750%, 02/15/20	325,129
185,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	203,442
	SESI, LLC
142,000	6.875%, 06/01/14~	142,046
114,000	7.125%, 12/15/21*	126,825
85,000	SM Energy Company 6.500%, 11/15/21	88,400
185,000	Swift Energy Companyµ 8.875%, 01/15/20	198,875
95,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	101,888
360,000	W&T Offshore, Inc. 8.500%, 06/15/19	379,800

		5,399,116

	Financials (0.1%)
145,000	AON Corp. 8.205%, 01/01/27	171,561
67,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	71,278
474,000	Leucadia National Corp.µ 8.125%, 09/15/15	535,027
313,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	332,563
285,000	Nuveen Investments, Inc. 10.500%, 11/15/15	290,700
	Omega Healthcare Investors, Inc.
173,000	5.875%, 03/15/24*~	185,975
56,000	7.500%, 02/15/20	63,000

		1,650,104

	Health Care (0.2%)
10,000	AMERIGROUP Corp. 7.500%, 11/15/19	11,775
376,000	Community Health Systems, Inc. 7.125%, 07/15/20	394,330
157,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	174,270
50,000	Fresenius Medµ* 5.875%, 01/31/22	53,563
541,000	Grifols, SA 8.250%, 02/01/18	595,100
225,000	Hologic, Inc.*† 6.250%, 08/01/20	238,500

PRINCIPAL AMOUNT		VALUE

	Mylan, Inc.*
142,000	7.875%, 07/15/20µ	$162,235
119,000	7.625%, 07/15/17	133,354
	Valeant Pharmaceuticals International, Inc.*
285,000	7.250%, 07/15/22	295,687
256,000	7.000%, 10/01/20	265,600
43,000	6.750%, 10/01/17	46,010
427,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	463,829

		2,834,253

	Industrials (0.1%)
89,000	Abengoa, SA* 8.875%, 11/01/17	75,650
	Belden, Inc.
50,000	7.000%, 03/15/17	52,063
18,000	9.250%, 06/15/19	19,890
114,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	119,415
129,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	133,354
173,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	186,840
313,000	Rexel, SAµ* 6.125%, 12/15/19	321,216
142,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	154,780
	Terex Corp.
228,000	6.500%, 04/01/20	236,550
57,000	8.000%, 11/15/17	60,277
40,000	TransDigm Group, Inc. 7.750%, 12/15/18	44,800
	Triumph Group, Inc.
177,000	8.625%, 07/15/18	198,240
58,000	8.000%, 11/15/17	63,655
327,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	348,664
142,000	WESCO Distribution, Inc. 7.500%, 10/15/17	145,550

		2,160,944

	Information Technology (0.1%)
	Amkor Technology, Inc.µ
128,000	6.625%, 06/01/21	127,680
85,000	7.375%, 05/01/18	88,188
289,000	Audatex North America, Inc.* 6.750%, 06/15/18	309,952
	Equinix, Inc.µ
128,000	7.000%, 07/15/21	142,880
120,000	8.125%, 03/01/18	133,500
26,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	29,445
428,000	iGATE Corp. 9.000%, 05/01/16	455,820
64,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	64,000
	Seagate Technology
100,000	6.875%, 05/01/20	108,375
28,000	7.000%, 11/01/21	30,555
199,000	ViaSat, Inc.* 6.875%, 06/15/20	206,463

		1,696,858

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (0.1%)
48,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	$57,558
		FMG Resources*
484,000		8.250%, 11/01/19	511,830
199,000		6.875%, 04/01/22	199,249
228,000		New Gold, Inc.* 7.000%, 04/15/20	238,830
149,000		Sealed Air Corp.* 8.125%, 09/15/19	167,997
		Steel Dynamics, Inc.
176,000		7.750%, 04/15/16µ	183,700
40,000		7.625%, 03/15/20	43,300

			1,402,464

		Telecommunication Services (0.0%)
414,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	429,363

		Utilities (0.1%)
83,000		AES Corp.* 7.375%, 07/01/21	95,346
455,000		AmeriGas Finance Corp. 7.000%, 05/20/22	484,575
		Calpine Corp.*
370,000		7.875%, 01/15/23	422,725
78,000		7.500%, 02/15/21µ	87,165

			1,089,811

		TOTAL CORPORATE BONDS	21,364,967

U.S. Government and Agency Security (0.0%)
427,000		United States Treasury Note~ 1.375%, 02/15/13	429,852

Sovereign Bonds (0.1%)
		Federative Republic of Brazil
127,000	BRL	10.000%, 01/01/14	641,704
28,000	BRL	10.000%, 01/01/13	139,218

		TOTAL SOVEREIGN BONDS	780,922

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.3%) #
		Consumer Discretionary (0.2%)
275		Priceline.com, Inc. Call, 01/19/13, Strike $630.00	2,327,875

		Information Technology (0.1%)
5,800		EMC Corp. Call, 01/19/13, Strike $25.00	1,655,900

		TOTAL PURCHASED OPTIONS	3,983,775

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $26,457,825)	26,559,516

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (6.3%)
		Consumer Staples (0.7%)
111,900		Bunge, Ltd. 4.875%	$10,840,313

		Energy (3.6%)
560,000		Apache Corp.µ 6.000%	27,199,200
		Chesapeake Energy Corp.*
30,862		5.750%	27,158,560
4,250		5.750%	3,772,937

			58,130,697

		Financials (0.6%)
165,000		MetLife, Inc.µ 5.000%	10,343,850

		Industrials (0.8%)
230,000		United Technologies Corp. 7.500%	12,132,500

		Utilities (0.6%)
200,000		NextEra Energy, Inc. 5.599%	10,380,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $119,929,174)	101,827,360

COMMON STOCKS (67.3%)
		Consumer Discretionary (1.0%)
400,000		Carnival Corp.µ	13,312,000
89,912		General Motors Companyµ#	1,772,166
22,573		Motors Liquidation Company#	319,182

			15,403,348

		Consumer Staples (6.9%)
403,776		Archer-Daniels-Midland Companyµ	10,534,516
800,000		Coca-Cola Companyµ	64,640,000
365,000		Companhia de Bebidas das Americas	14,070,750
250,000		Kimberly-Clark Corp.µ	21,727,500

			110,972,766

		Energy (6.7%)
800,000		BP, PLCµ	31,920,000
325,000		Chevron Corp.µ	35,613,500
65,000		CNOOC, Ltd.	13,019,500
60,000		Diamond Offshore Drilling, Inc.µ	3,925,200
165,000		Schlumberger, Ltd.	11,757,900
50,000	EUR	Technip, SAµ	5,248,732
150,000	EUR	TOTAL, SA	6,911,438

			108,396,270

		Financials (2.3%)
42,000		American International Group, Inc.µ#	1,313,340
500,000		Bank of America Corp.µ	3,670,000
172,745		Citigroup, Inc.µ	4,686,572
600,000		JPMorgan Chase & Companyµ	21,600,000
158,074		Lincoln National Corp.µ	3,169,384

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

71,676		Wells Fargo & Companyµ	$2,423,365

			36,862,661

		Health Care (15.8%)
300,000		Eli Lilly and Companyµ	13,209,000
835,000		Johnson & Johnsonµ	57,798,700
2,362,707		Merck & Company, Inc.µ	104,360,768
3,300,000		Pfizer, Inc.µ	79,332,000

			254,700,468

		Industrials (7.3%)
230,000		Boeing Companyµ	16,999,300
440,000		Eaton Corp.µ	19,289,600
3,135,000		General Electric Companyµ	65,051,250
450,000		Masco Corp.µ	5,413,500
135,000	EUR	Siemens, AGµ	11,439,765

			118,193,415

		Information Technology (18.2%)
175,000		Accenture, PLC - Class A	10,552,500
28,000		Apple, Inc.#	17,101,280
1,550,000		Applied Materials, Inc.µ	16,879,500
425,000		CA, Inc.µ	10,229,750
250,000		Canon, Inc.µ	8,362,500
575,000		Cisco Systems, Inc.µ	9,171,250
415,000		eBay, Inc.µ#	18,384,500
430,000		EMC Corp.µ#	11,270,300
1,136,000		Intel Corp.µ	29,195,200
1,625,000		Microsoft Corp.µ	47,888,750
300,000		Nintendo Company, Ltd.µ	4,201,350
2,200,000		Nokia Corp.µ	5,302,000
875,000		QUALCOMM, Inc.µ	52,220,000
630,000		SAP, AGµ	39,916,800
4,200,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,368,531

			292,044,211

		Materials (4.0%)
572,800		Barrick Gold Corp.	18,833,664
400,000		Dow Chemical Companyµ	11,512,000
300,000		Goldcorp, Inc.µ	10,812,000
100,904		Mosaic Company	5,863,531
175,000		Newmont Mining Corp.µ	7,782,250
210,000		Rio Tinto, PLCµ	9,704,100

			64,507,545

		Telecommunication Services (5.1%)
1,225,000		AT&T, Inc.µ	46,452,000
450,000	EUR	France Telecom, SAµ	6,025,996
639,000		Verizon Communications, Inc.µ	28,844,460

			81,322,456

		TOTAL COMMON STOCKS (Cost $1,329,880,364)	1,082,403,140

RIGHTS (0.0%)#
		Consumer Discretionary (0.0%)
280,000		Escrow General Motors Corp. Rights	280
150,000		Escrow General Motors Corp. Rights	150

NUMBER OF SHARES		VALUE

	TOTAL RIGHTS (Cost $386,745)	$430

WARRANTS (0.1%)#
	Consumer Discretionary (0.1%)
81,739	General Motors Company 07/10/16, Strike $10.00	902,398
81,739	General Motors Company 07/10/19, Strike $18.33	550,921

	TOTAL WARRANTS (Cost $12,672,791)	1,453,319

SHORT TERM INVESTMENT (3.4%)
54,661,282	Fidelity Prime Money Market Fund - Institutional Class (Cost $54,661,282)	54,661,282

TOTAL INVESTMENTS (136.3%) (Cost $2,436,316,259)		2,190,337,273

LIABILITIES, LESS OTHER ASSETS (-36.3%)		(582,815,637)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$1,607,521,636

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,106,334,140. $563,953,214 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $221,477,223 or 13.8% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $17,031,771.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	$108,100,000	$(386,436)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	90,000,000	(3,389,657)
BNP Paribas, SA	2.9700% quarterly	3 month LIBOR	07/03/14	75,000,000	(3,882,792)
BNP Paribas, SA	3.3550% quarterly	3 month LIBOR	06/09/14	60,000,000	(3,565,544)
BNP Paribas, SA	0.9340% quarterly	3 month LIBOR	07/05/17	52,000,000	(451,435)
BNP Paribas, SA	1.0088% quarterly	3 month LIBOR	06/12/17	47,000,000	(585,007)

					$(12,260,871)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost basis of investments	$2,553,830,548

Gross unrealized appreciation	85,438,783
Gross unrealized depreciation	(448,932,058)

Net unrealized appreciation (depreciation)	$(363,493,275)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows the Fund to borrow up to $735,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2012, the average borrowings under the Agreement and the average interest rate on the amount borrowed were $576,000,000 and 1.16%, respectively. As of July 31, 2012, the amount of such outstanding borrowings was $576,000,000. The interest rate applicable to the borrowings on July 31, 2012 was 1.09%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds' investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$729,033,561	$—	$729,033,561
Convertible Bonds		152,986,076		152,986,076
U.S. Government and Agency Securities		14,670,348		14,670,348
Sovereign Bonds		26,742,241		26,742,241
Synthetic Convertible Securities (Corporate Bonds)		21,364,967		21,364,967
Synthetic Convertible Securities (U.S. Government and Agency Securities)		429,852		429,852
Synthetic Convertible Securities (Sovereign Bonds)		780,922		780,922
Synthetic Convertible Securities (Purchased Options)	3,983,775			3,983,775
Convertible Preferred Stocks	49,675,550	52,151,810		101,827,360
Common Stocks	1,041,408,678	40,994,462		1,082,403,140
Rights		430		430
Warrants	1,453,319			1,453,319
Short Term Investment	54,661,282			54,661,282

Total	$1,151,182,604	$1,039,154,669	$—	$2,190,337,273

Liabilities:
Interest Rate Swaps	$—	$12,260,871	$—	$12,260,871

Total	$—	$12,260,871	$—	$12,260,871

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012